SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cash and Cash Equivalents (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies - Schedule Of Cash And Cash Equivalents Details
Cash	$ 1,903,000	$ 1,444,000
Money Market fund	17,035,000	20,539,000
Total	$ 18,938,000	$ 21,983,000	$ 20,661,000